Notes to the consolidated statements of income - Earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	€ 273,044	€ 353,502	€ 740,567	€ 987,193
Denominators:
Weighted average number of shares outstanding	292,986,093	292,817,296	292,926,425	294,458,296
Potentially dilutive shares	144,984	251,979	136,811	230,751
Basic earnings per share	€ 0.93	€ 1.21	€ 2.53	€ 3.35
Diluted earnings per share	€ 0.93	€ 1.21	€ 2.53	€ 3.35